UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22712

Premier Multi-Series VIT

(Exact name of registrant as specified in charter)

1633 Broadway, New York, New York 10019

(Address of principal executive offices) (Zip code)

Lawrence G. Altadonna – 1633 Broadway, New York, New York 10019

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-739-3371

Date of fiscal year end: December 31, 2016

Date of reporting period: March 31, 2016

Item 1. Schedules of Investments

Schedule of Investments

NFJ Dividend Value Portfolio

March 31, 2016 (unaudited)

Shares		Value*
COMMON STOCK—99.1%
Aerospace & Defense—2.2%
19,500	United Technologies Corp.	$1,951,950

Automobiles—3.7%
123,700	Ford Motor Co.	1,669,950
52,300	General Motors Co.	1,643,789

		3,313,739

Banks—12.6%
36,600	Citigroup, Inc.	1,528,050
88,900	Fifth Third Bancorp	1,483,741
57,400	JPMorgan Chase & Co.	3,399,228
18,600	PNC Financial Services Group, Inc.	1,573,002
67,600	Wells Fargo & Co.	3,269,136

		11,253,157

Biotechnology—3.7%
27,600	AbbVie, Inc.	1,576,512
19,190	Gilead Sciences, Inc.	1,762,793

		3,339,305

Capital Markets—1.8%
16,700	Ameriprise Financial, Inc.	1,569,967

Chemicals—2.0%
27,800	Celanese Corp., Ser. A	1,820,900

Communications Equipment—2.3%
71,200	Cisco Systems, Inc.	2,027,064

Consumer Finance—1.7%
21,800	Capital One Financial Corp.	1,510,958

Containers & Packaging—1.8%
38,500	International Paper Co.	1,580,040

Diversified Telecommunication Services—6.5%
95,200	AT&T, Inc.	3,728,984
36,900	Verizon Communications, Inc.	1,995,552

		5,724,536

Electric Utilities—2.4%
32,000	American Electric Power Co., Inc.	2,124,800

Electrical Equipment -2.0%
28,800	Eaton Corp. PLC	1,801,728

Food & Staples Retailing—4.2%
54,400	Wal-Mart Stores, Inc.	3,725,856

Health Care Providers & Services—2.1%
26,400	Quest Diagnostics, Inc.	1,886,280

Household Products—2.0%
21,200	Procter & Gamble Co.	1,744,972

Schedule of Investments

NFJ Dividend Value Portfolio

March 31, 2016 (unaudited) (continued)

Shares		Value*
COMMON STOCK (continued)
Insurance—10.0%
39,900	Hartford Financial Services Group, Inc.	$1,838,592
76,000	MetLife, Inc.	3,339,440
31,900	Travelers Cos., Inc.	3,723,049

		8,901,081

IT Services—4.1%
24,300	International Business Machines Corp.	3,680,235

Leisure Equipment & Products—2.3%
62,000	Mattel, Inc.	2,084,440

Multi-line Retail—1.7%
35,100	Macy’s, Inc.	1,547,559

Multi-Utilities—2.4%
45,200	Public Service Enterprise Group, Inc.	2,130,728

Oil, Gas & Consumable Fuels—13.9%
20,300	Chevron Corp.	1,936,620
22,700	Exxon Mobil Corp.	1,897,493
72,900	Royal Dutch Shell PLC, Class A ADR	3,532,005
50,600	Sasol Ltd. ADR	1,494,724
39,200	Total S.A. ADR	1,780,464
26,900	Valero Energy Corp.	1,725,366

		12,366,672

Pharmaceuticals—6.0%
16,800	Johnson & Johnson	1,817,760
60,100	Pfizer, Inc.	1,781,364
33,200	Teva Pharmaceutical Industries Ltd. ADR	1,776,532

		5,375,656

Road & Rail—1.8%
25,300	Ryder System, Inc. (a)	1,638,934

Semiconductors & Semiconductor Equipment—2.0%
53,600	Intel Corp.	1,733,960

Software—2.0%
58,600	CA, Inc.	1,804,294

Technology Hardware, Storage & Peripherals—1.9%
15,100	Apple, Inc.	1,645,749

	Total Common Stock (cost—$83,704,536)	88,284,560

Schedule of Investments

NFJ Dividend Value Portfolio

March 31, 2016 (unaudited) (continued)

Principal Amount (000s)		Value*
Repurchase Agreements—0.4%
$378	State Street Bank & Trust Co., dated 3/31/16, 0.03%, due 4/1/16, proceeds $378,000; collateralized by Fannie Mae, 1.375%, due 2/26/21, valued at $390,488 including accrued interest (cost—$378,000)	$378,000

	Total Investments (cost—$84,082,536)—99.5%	88,662,560
	Other assets less liabilities—0.5%	423,021

	Net Assets—100.0%	$89,085,581

Notes to Schedule of Investments:

(a)	Affiliated security.

Glossary:

ADR—American Depositary Receipt

Schedule of Investments

RCM Dynamic Multi-Asset Plus VIT Portfolio

March 31, 2016 (unaudited)

Principal Amount (000s)		Value *
U.S. Treasury Obligations—19.6%
	U.S. Treasury Bonds,
$170	3.00%, 11/15/44	$183,534
140	4.375%, 5/15/41	189,170
100	5.25%, 2/15/29	137,406
130	5.375%, 2/15/31	186,525
200	7.625%, 11/15/22	277,855
60	7.875%, 2/15/21	78,797
	U.S. Treasury Notes,
300	0.625%, 10/15/16	300,317
400	0.625%, 11/15/16	400,352
190	0.75%, 2/28/18	190,074
190	1.00%, 9/30/16	190,545
260	1.00%, 6/30/19 (a)	260,802
300	1.125%, 3/31/20 (a)	300,668
220	1.50%, 2/28/19 (a)	224,043
220	1.875%, 10/31/17	224,009
260	2.00%, 5/31/21 (a)	269,547
260	2.00%, 2/15/23 (a)	268,049
180	2.25%, 7/31/18	186,082
250	3.00%, 2/28/17 (a)	255,395

	Total U.S. Treasury Obligations (cost—$4,091,472)	4,123,170

U.S. Government Agency Securities—13.9%
	Fannie Mae,
300	0.625%, 8/26/16	300,210
409	1.25%, 9/28/16	410,494
400	1.375%, 11/15/16	402,158
	Federal Home Loan Bank,
400	0.25%, 5/18/16	400,026
400	0.25%, 5/26/16	399,989
	Freddie Mac,
400	0.40%, 5/27/16	400,049
400	0.50%, 5/13/16	400,075
220	1.00%, 6/29/17	220,717

	Total U.S. Government Agency Securities (cost—$2,932,797)	2,933,718

Corporate Bonds & Notes —11.9%
Germany—1.9%
400	KFW, 0.50%, 4/19/16	400,014

Norway—1.4%
300	Kommunalbanken AS, 0.875%, 10/3/16	300,507

Supranational—7.6%
	European Investment Bank,
400	0.625%, 4/15/16	400,014
400	2.50%, 5/16/16	400,899
400	Inter-American Development Bank, 0.875%, 11/15/16	400,347
400	International Bank for Reconstruction and Development, 1.00%, 9/15/16	401,399

		1,602,659

United States—1.0%
200	Apple, Inc.0.45%, 5/3/16 0.875%, 10/3/16	199,985

	Total Corporate Bonds & Notes (cost—$2,501,943)	2,503,165

Schedule of Investments

RCM Dynamic Multi-Asset Plus VIT Portfolio

March 31, 2016 (unaudited) (continued)

Shares		Value*
Exchange-Traded Funds —11.6%
2,030	iShares iBoxx $ Investment Grade Corporate Bond	$241,204
7,596	iShares J.P. Morgan USD Emerging Markets Bond	838,219
5,055	PIMCO Investment Grade Corporate Bond Index (b)	521,524
14,770	PowerShares Emerging Markets Sovereign Debt	417,991
5,461	Vanguard Intermediate-Term Corporate Bond	420,333

	Total Exchange-Traded Funds (cost—$2,379,753 )	2,439,271

Mutual Funds (b)(c)—5.9%
123,075	PIMCO Investment Grade Corporate Bond (cost—$1,276,951)	1,249,206

Principal Amount (000s)
Sovereign Debt Obligations —1.9%
Denmark—1.9%
$400	Kingdom of Denmark, 0.375%, 4/25/16 (cost—$400,018)	399,989

Repurchase Agreements—33.1%
6,962	State Street Bank & Trust Co., dated 3/31/16, 0.03%, due 4/1/16, proceeds $6,962,006; collateralized by Fannie Mae, 1,375%, due 2/26/21, valued at $7,103,869 including accrued interest (cost—$6,962,000)	6,962,000

	Total Investments (cost—$20,544,934)—97.9%	20,610,519
	Other assets less liabilities (d)—2.1%	441,195

	Net Assets—100.0%	$21,051,714

Notes to Schedule of Investments:

(a)	All or partial amount segregated for the benefit of the counterparty as collateral for futures.

(b)	Affiliated fund.

(c)	Institutional Class share.

(d)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Futures contracts outstanding at March 31, 2016:

Type		Contracts	Market Value (000s)	Expiration Date	Unrealized Appreciation (Depreciation)
Long:	2-Year U.S. Treasury Note	5	$1,094	6/30/16	$(88)
	5-Year U.S. Treasury Note	5	606	6/30/16	576
	10-Year U.S. Treasury Note	3	391	6/21/16	(545)
	Mini MSCI EAFE Index	27	2,194	6/17/16	(3,869)
	Mini MSCI Emerging Markets Index	10	417	6/17/16	13,337
	Mini S&P 500 Index	67	6,873	6/17/16	235,045
	Dow Jones Real Estate Index	20	613	6/17/16	26,611
	U.S. Ultra Bond	1	173	6/21/16	(1,385)

					$269,682

(e)	At March 31, 2016, the Portfolio pledged $177,603 in cash as collateral for derivatives.

Glossary:

EAFE—Europe, Australasia and Far East

FTSE—Financial Times Stock Exchange

MSCI—Morgan Stanley Capital International

*	Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of official closing prices, last reported sales prices, or if no sales or closing prices are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services. Investments in mutual funds are valued at the net asset value per share (“NAV”) as reported on each business day. The Portfolios’ investments are valued daily using prices supplied by an independent pricing service or broker/dealer quotations, or by using the last sale or settlement price on the exchange that is the primary market for such securities, or the mean between the last bid and ask quotations. The market value for NASDAQ Global Market securities and NASDAQ Capital Market securities may also be calculated using the NASDAQ Official Closing Price instead of the last reported sales price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange traded futures are valued at the price determined by the relevant exchange.

The Board of Trustees (the “Board”) has adopted procedures for valuing portfolio securities and other financial instruments in circumstances where market quotations are not readily available (including in cases where available market quotations are deemed to be unreliable), and has delegated primary responsibility for applying the valuation methods to the Portfolios’ investment manager, Allianz Global Investors Fund Management LLC (the “Investment Manager”) and the Portfolios’ sub-advisers Allianz Global Investors U.S. LLC and NFJ Investment Group LLC (each a “Sub-Adviser” and collectively the “Sub-Advisers), each an affiliate of the Investment Manager. The Trust’s Valuation Committee was established by the Board to oversee the implementation of the Portfolios’ valuation methods and to make fair value determinations on behalf of the Board, as instructed by the Board. Each Sub-Adviser monitors the continued appropriateness of methods applied and identifies to the Investment Manager circumstances and events that way require fair valuation. The Investment Manager, in turn, determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Investment Manager (in consultation with the Sub-Advisers) determines that a valuation method may no longer be appropriate, another valuation method may be selected or the Valuation Committee will be convened to consider the matter and take any appropriate action in accordance with procedures set forth by the Board. The Board shall review and ratify the appropriateness of the valuation methods and these methods may be amended or supplemented from time to time by the Valuation Committee.

Short-term debt instruments maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing premium or discount based on their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

The prices used by the Portfolios to value investments may differ from the value that would be realized if the investments were sold, and these differences could be material. The NAV of each Portfolio is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern Time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1 – quoted prices in active markets for identical investments that the Portfolio has the ability to access

•

Level 2 – valuations based on other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market corroborated inputs

•

Level 3 – valuations based on significant unobservable inputs (including the Sub-Advisers’ or Valuation Committee’s own assumptions and securities whose price was determined by using a single broker’s quote)

The valuation techniques used by the Portfolios to measure fair value during the three months ended March 31, 2016 were intended to maximize the use of observable inputs and to minimize the use of unobservable inputs.

The Portfolios’ policy is to recognize transfers between levels at the end of the reporting period. An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to the fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used. Investments categorized as Level 1 or 2 as of period end may have been transferred between Level 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Portfolios generally uses to evaluate how to classify each major category of assets and liabilities for Level 2 and Level 3, in accordance with accounting principles generally accepted in the United States of America.

Equity Securities (Common and Preferred Stock) — Equity securities traded in inactive markets are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

U.S. Treasury Obligations — U.S. Treasury obligations are valued by independent pricing services based on pricing models that evaluate the mean between the most recently quoted bid and ask price. The models also take into consideration data received from active market makers and broker-dealers, yield curves, and the spread over comparable U.S. Treasury issues. The spreads change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable, the values of U.S. Treasury obligations are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Government Sponsored Enterprise and Mortgage-Backed Securities — Government sponsored enterprise and mortgage-backed securities are valued by independent pricing services using pricing models based on inputs that include issuer type, coupon, cash flows, mortgage prepayment projection tables and Adjustable Rate Mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent that these inputs are observable, the values of government sponsored enterprise and mortgage-backed securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Fair Value Measurements (continued)

Sovereign Debt Obligations — Sovereign debt obligations are valued by independent pricing services based on discounted cash flow models that incorporate option adjusted spreads along with benchmark curves and credit spreads. In addition, international bond markets are monitored regularly for information pertaining to the issuer and/or the specific issue. To the extent that these inputs are observable, the values of sovereign debt obligations are categorized as Level 2. To the extent that these inputs are observable, the values are categorized as Level 3.

Corporate Bonds & Notes — Corporate bonds & notes are generally comprised of two main categories; investment grade bonds and high yield bonds. Investment grade bonds are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issues by the same issuer. High yield bonds are valued by independent pricing services based primarily on broker-dealer quotations from relevant market markers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of corporate bonds & notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

A summary of the inputs used at March 31, 2016 in valuing each Portfolio’s assets and liabilities is listed below (refer to the Schedules of Investments and Notes to Schedules of Investments for more detailed information on Investments in Securities and Other Financial Instruments):

NFJ Dividend Value:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 3/31/16
Investments in Securities—Assets
Common Stock	$88,284,560	—	—	$88,284,560
Repurchase Agreements	—	$378,000	—	378,000

Totals	$88,284,560	$378,000	—	$88,662,560

At March 31, 2016 , there were no transfers between Levels 1 and 2. RCM Dynamic Multi-Asset Plus VIT:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 3/31/16
Investments in Securities—Assets
U.S. Treasury Obligations	—	$4,123,170	—	$4,123,170
U.S. Government Agency Securities	—	2,933,718	—	2,933,718
Corporate Bonds & Notes	—	2,503,165	—	2,503,165
Exchange-Traded Funds	$2,439,271	—	—	2,439,271
Mutual Funds	1,249,206	—	—	1,249,206
Sovereign Debt Obligations	—	399,989	—	399,989
Repurchase Agreements	—	6,962,000	—	6,962,000

	3,688,477	16,922,042	—	20,610,519

Other Financial Instruments*- Assets
Interest Rate Contracts	576	—	—	576
Market Price	274,993	—	—	274,993

	275,569	—	—	275,569

Other Financial Instruments*- Liabilities
Interest Rate Contracts	(2,018)	—	—	(2,018)
Market Price	(3,869)	—	—	(3,869)

	(5,887)	—	—	(5,887)

Totals	$3,958,159	$16,922,042	—	$20,880,201

*	Other financial instruments are derivatives, such as futures contracts, which are valued at the unrealized appreciation (depreciation) of the instrument.

At March 31, 2016, the aggregate cost basis and the net unrealized appreciation of investments for federal income tax purposes were:

	Federal Tax Cost Basis	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
NFJ Dividend Value	$84,118,237	$10,179,876	$5,635,553	$4,544,323
RCM Dynamic Multi-Asset Plus VIT	20,595,023	74,248	58,752	15,496

Differences between book and tax cost basis were attributable to wash sale loss deferrals and the differing treatment of bond premium amortization.

Item 2. Controls and Procedures

(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Premier Multi-Series VIT

By:	/s/ Thomas J. Fuccillo
Thomas J. Fuccillo,
President & Chief Executive Officer

Date: May 19, 2016

By:	/s/ Lawrence G. Altadonna
Lawrence G. Altadonna,
Treasurer, Principal Financial & Accounting Officer

Date: May 19, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas J. Fuccillo
Thomas J. Fuccillo,
President & Chief Executive Officer

Date: May 19, 2016

By:	/s/ Lawrence G. Altadonna
Lawrence G. Altadonna,
Treasurer, Principal Financial & Accounting Officer

Date: May 19, 2016